RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Scandic American Shipping Ltd [Member]
Related Party Transactions [Abstract]
Management fee received	$ 100,000
Hermitage Offshore Services Limited [Member]
Related Party Transactions [Abstract]
Costs and expenses, related party	$ 500,000	$ 1,200,000
Hermitage Offshore Services Limited [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Ownership interest	5.00%